Equity-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity-Based Compensation Tables
financial statements related to equity-based compensation

Amounts recognized in the condensed consolidated financial statements related to equity-based compensation are as follows:

	Three months ended March 31,
	2014	2013
Total cost of stock-based compensation charged against income	$7,950,000	$-

Impact on net loss per common share:
Basic and diluted	$(0.16)	$-

Fair value of each option award

The following summarizes the Black-Scholes assumptions used for stock option grants:

	Three months ended March 31,
	2014	2013
Volatility	325%	-
Risk-free interest rate	2.7%	-
Expected stock option life (years)	10	-
Dividend yield	-	-

Stock option activity

The following is a summary of stock option activity:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2013	-
Stock options granted	5,000,000	$2.00	No expiration	$-
Stock options forfeited	-
Stock options expired	-
Stock options exercised	-
Outstanding, March 31, 2014	5,000,000	$2.00	No expiration	$-
Exercisable, March 31, 2014	5,000,000	$2.00	No expiration	$-

The following is a summary of the status of all of the Company’s stock option as of December 31, 2013 and changes during the year ended on that date:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Life (Years)
Outstanding at December 31, 2012	200,000	$0.55	1.8
Granted	-	$-	-
Exercised	(200,000)	$0.55	1.68
Cancelled	-	$-	-
Outstanding at December 31, 2013	-	$-	-
Exercisable at December 31, 2013	-	$-	-